Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.8%
Automobile Components — 0.9%
American Axle & Manufacturing Holdings, Inc. *	2,752	19,980
Gentherm, Inc. *	771	41,810
		61,790
Banks — 26.1%
Bancorp, Inc. (The) *	642	22,158
Brookline Bancorp, Inc.	4,280	38,993
Citizens Financial Group, Inc.	9,134	244,793
Cullen/Frost Bankers, Inc.	239	21,789
East West Bancorp, Inc.	1,466	77,244
First Citizens BancShares, Inc., Class A	113	155,296
First Hawaiian, Inc. (a)	5,458	98,521
First Horizon Corp.	3,519	38,775
FNB Corp.	20,227	218,254
Fulton Financial Corp.	2,293	27,769
Hancock Whitney Corp.	624	23,067
Hope Bancorp, Inc.	7,182	63,565
Huntington Bancshares, Inc.	6,429	66,858
KeyCorp	25,445	273,792
Old National Bancorp	16,911	245,880
Simmons First National Corp., Class A	1,911	32,405
SouthState Corp.	335	22,594
United Bankshares, Inc.	1,595	44,015
Valley National Bancorp	12,501	107,009
Washington Federal, Inc.	1,807	46,283
Western Alliance Bancorp	754	34,677
		1,903,737
Beverages — 1.2%
Primo Water Corp.	6,411	88,478
Building Products — 3.6%
Armstrong World Industries, Inc.	813	58,569
JELD-WEN Holding, Inc. *	7,488	100,036
Resideo Technologies, Inc. *	6,747	106,607
		265,212
Capital Markets — 0.3%
Janus Henderson Group plc	805	20,791
Chemicals — 5.2%
Cabot Corp.	1,694	117,382
Celanese Corp. (a)	453	56,806
Koppers Holdings, Inc.	1,779	70,365
Olin Corp.	2,517	125,796
Trinseo plc	1,282	10,473
		380,822
Commercial Services & Supplies — 4.3%
ABM Industries, Inc.	1,030	41,201

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Brink's Co. (The)	2,581	187,520
MillerKnoll, Inc.	3,484	85,176
		313,897
Communications Equipment — 0.3%
ADTRAN Holdings, Inc.	1,716	14,126
CommScope Holding Co., Inc. *	3,267	10,976
		25,102
Construction & Engineering — 1.2%
Granite Construction, Inc. (a)	2,335	88,780
Containers & Packaging — 7.5%
Berry Global Group, Inc.	3,462	214,350
Crown Holdings, Inc.	558	49,382
Graphic Packaging Holding Co.	7,491	166,906
Greif, Inc., Class A	1,017	67,919
Silgan Holdings, Inc.	1,044	45,019
		543,576
Diversified Consumer Services — 0.4%
Frontdoor, Inc. *	980	29,962
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	1,039	17,375
Electric Utilities — 0.9%
Portland General Electric Co.	1,590	64,349
Energy Equipment & Services — 1.4%
Patterson-UTI Energy, Inc.	4,541	62,840
TETRA Technologies, Inc. *	6,156	39,277
		102,117
Financial Services — 0.8%
Radian Group, Inc.	2,188	54,937
Food Products — 0.9%
Nomad Foods Ltd. (United Kingdom) *	4,242	64,568
Gas Utilities — 3.6%
Southwest Gas Holdings, Inc.	1,639	98,996
Spire, Inc. (a)	2,863	161,994
		260,990
Health Care Equipment & Supplies — 1.4%
ICU Medical, Inc. *	829	98,683
Health Care Providers & Services — 3.0%
Ensign Group, Inc. (The)	2,113	196,309
ModivCare, Inc. *	742	23,390
		219,699
Health Care REITs — 1.2%
Physicians Realty Trust	7,371	89,851

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Technology — 0.4%
Veradigm, Inc. *	2,074	27,254
Hotel & Resort REITs — 1.7%
Chatham Lodging Trust	2,665	25,508
Pebblebrook Hotel Trust (a)	7,398	100,538
		126,046
Household Durables — 1.0%
Tri Pointe Homes, Inc. *	2,620	71,658
Household Products — 1.0%
Energizer Holdings, Inc.	1,651	52,902
Reynolds Consumer Products, Inc.	834	21,371
		74,273
Insurance — 10.4%
Assured Guaranty Ltd.	903	54,615
Axis Capital Holdings Ltd.	1,047	59,042
CNO Financial Group, Inc.	4,466	105,972
Enstar Group Ltd. *	421	101,846
Horace Mann Educators Corp.	3,341	98,159
James River Group Holdings Ltd.	1,645	25,253
Kemper Corp.	3,499	147,081
White Mountains Insurance Group Ltd.	109	163,323
		755,291
Machinery — 1.8%
Hillenbrand, Inc.	604	25,543
Hyster-Yale Materials Handling, Inc.	182	8,128
Kennametal, Inc.	1,247	31,025
Terex Corp.	1,151	66,317
		131,013
Marine Transportation — 1.3%
Matson, Inc.	1,054	93,538
Media — 0.4%
TEGNA, Inc.	2,094	30,511
Multi-Utilities — 1.4%
Black Hills Corp.	1,099	55,613
Northwestern Energy Group, Inc.	1,012	48,611
		104,224
Office REITs — 0.2%
Franklin Street Properties Corp.	5,832	10,789
Oil, Gas & Consumable Fuels — 3.9%
Devon Energy Corp.	4,230	201,790
Range Resources Corp. (a)	2,490	80,703
		282,493
Professional Services — 3.0%
Dun & Bradstreet Holdings, Inc.	6,820	68,131

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
Maximus, Inc.	849	63,374
Science Applications International Corp.	803	84,800
		216,305
Real Estate Management & Development — 0.1%
Cushman & Wakefield plc *	1,301	9,912
Retail REITs — 1.3%
Kite Realty Group Trust	4,573	97,950
Software — 1.7%
NCR Corp. *	3,969	107,052
Verint Systems, Inc. *	735	16,889
		123,941
Specialized REITs — 0.3%
Rayonier, Inc.	851	24,230
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	1,534	85,801
Textiles, Apparel & Luxury Goods — 2.6%
Carter's, Inc. (a)	890	61,571
Columbia Sportswear Co.	1,200	88,909
Hanesbrands, Inc. (a)	10,666	42,237
		192,717
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	128	19,755
Beacon Roofing Supply, Inc. *	915	70,618
MRC Global, Inc. *	3,375	34,596
		124,969
Total Common Stocks (Cost $6,521,667)		7,277,631
Short-Term Investments — 1.9%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $13,766)	13,763	13,767
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	112,961	112,983

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	13,449	13,449
Total Investment of Cash Collateral from Securities Loaned (Cost $126,433)		126,432
Total Short-Term Investments (Cost $140,199)		140,199
Total Investments — 101.7% (Cost $6,661,866)		7,417,830
Liabilities in Excess of Other Assets — (1.7)%		(123,710)
NET ASSETS — 100.0%		7,294,120

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $122,838.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,417,830	$—	$—	$7,417,830

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$13,761	$388,384	$388,391	$13	$— (c)	$13,767	13,763	$449	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	155,968	129,000	172,000	16	(1)	112,983	112,961	1,537	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	19,372	46,022	51,945	—	—	13,449	13,449	183	—
Total	$189,101	$563,406	$612,336	$29	$(1)	$140,199		$2,169	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.